UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 1999

Check here if Amendment [ ]; Amendment Number:
     This Amendment (check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Oak Hill Strategic Partners, L. P.
Address:  201 Main Street, Suite 2300
          Fort Worth, Texas  76102

Form 13F File Number:  28-6080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information and contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     W.R. Cotham
Title:    Vice President of General Partner of General Partner
Phone:    817/390-8465

Signature, Place, and Date of Signing:

     /s/ W. R. Cotham              Fort Worth, Texas   November 12, 1999

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total:  19

Form 13F Information Table Value Total:  $1,615,462 (thousands)


List of Other Included Managers:
NONE

                           FORM 13F INFORMATION TABLE
                 TITLE               VALUE    SHARES/  SH/  PUT/   INVSTMNT   OTHR       VOTING AUTHORITY
                   OF
NAME OF ISSUER   CLASS    CUSIP     (X$1000)  PRN AMT  PRN  CLL    DISCRETN   MGRS     SOLE    SHRD    NONE
HILLENBRAND
INDUSTRIES,       COM   431573104      19465   738000   SH           Sole              738000
 INC.
EMC CORPORATION   COM   268648102     285500  4000000   SH           Sole             4000000
BOSTON
SCIENTIFIC,       COM   101137107      27225  1100000   SH           Sole             1100000
 CORPORATION
NIKE,INC.        CLASS
                 A COM  654106202      54031   950000   SH           Sole              950000
PACCAR            COM   693718108      55457  1090062   SH           Sole             1090062
HOME DEPOT        COM   437076102      41175   600000   SH           Sole              600000
CHRIS      CRAFT                                                                       185035
INDUSTRIES        COM   170520100      10385   185035   SH           Sole
SERVICE
CORPORATION       COM   817565104       9718   920000   SH           Sole              920000
 INTERNATIONAL
GAP, INC.         COM   364760108     106920  3341250   SH           Sole             3341250
DELL COMPUTERS    COM   247025109     401400  9600000   SH           Sole             9600000
VALSPAR, INC.     COM   920355104      23862   730000   SH           Sole              730000
CINTAS            COM   172908105      34688   600000   SH           Sole              600000
CORPORATION
INTEL             COM   458140100     178350  2400000   SH           Sole             2400000
CORPORATION
TELLABS, INC.     COM   879664100     113875  2000000   SH           Sole             2000000
WELLS  FARGO   &  COM   949740104       8123   205000   SH           Sole              205000
CO.
TIME WARNER,INC. SERIE
                  S F
                 CONV.  887315992     111844   442000   SH           Sole              442000
                 PREF.
U.S. WEST, INC.   COM   91273H101      66946  1173213   SH           Sole             1173213
MEDIAONE  GROUP,  COM   58440J104      58066   850000   SH           Sole              850000
INC.
BURLINGTON
NORTHERN          COM   12189T104       8432   306600   SH           Sole              306600
 SANTA FE

